Condensed Consolidating Financial Information (Details 3) (USD $)	9 Months Ended		12 Months Ended
	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Operating activities:
Net cash provided by operating activities	$ 36,000,000	$ 69,000,000	$ 449,000,000	$ 299,000,000	$ 409,000,000
Investing activities:
Cash paid for property and equipment	(103,000,000)	(82,000,000)	(112,000,000)	(124,000,000)	(109,000,000)
Financing activities:
Net cash used in financing activities	22,000,000	30,000,000	(154,000,000)	(490,000,000)	(248,000,000)
Payments of dividends	(1,000,000)	(767,000,000)	(766,000,000)
Other financing activities	(3,000,000)
Net increase (decrease) in cash and equivalents	(45,000,000)	17,000,000	183,000,000	(315,000,000)	52,000,000
Cash and equivalents at beginning of period	239,000,000	56,000,000	56,000,000	371,000,000	319,000,000
Cash and equivalents at end of period	194,000,000	73,000,000	239,000,000	56,000,000	371,000,000
Michaels Stores Inc [Member]
Operating activities:
Net cash provided by operating activities	101,000,000	74,000,000	468,000,000	299,000,000	409,000,000
Investing activities:
Cash paid for property and equipment	(103,000,000)	(82,000,000)	(112,000,000)	(124,000,000)	(109,000,000)
Financing activities:
Net repayments of debt	(1,095,000,000)	(353,000,000)
Net borrowings of debt	1,113,000,000	389,000,000
Payment of dividend to Holdings	(60,000,000)
Other financing activities	(1,000,000)	(16,000,000)	(22,000,000)	(33,000,000)	(21,000,000)
Net cash used in financing activities	(43,000,000)	20,000,000	(178,000,000)	(490,000,000)	(248,000,000)
Net increase (decrease) in cash and equivalents	(45,000,000)	12,000,000	178,000,000	(315,000,000)	52,000,000
Cash and equivalents at beginning of period	234,000,000	56,000,000	56,000,000	371,000,000	319,000,000
Cash and equivalents at end of period	$ 189,000,000	$ 68,000,000	$ 234,000,000	$ 56,000,000	$ 371,000,000